PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Loans and interest receivables from producers of TV series and films	2,980	$ 3,425
Rental deposits and prepaid rental expenses	3,869	3,268
Prepaid film costs on behalf of other investors	5,807	2,980
Amounts due from third parties	1,887	2,366
Prepaid film costs	1,319	2,327
Promotion and print costs paid on behalf of film producers	1,000	953
Advances to employees	701	725
Prepaid advertising expenses	262	454
Deposits paid for acquisition of property and equipment	1,115	195
Interests receivable	623	63
Prepaid business tax	4	4
Other prepaid expenses	793	566
Total	20,360	17,326
Loans and interest receivables
Allowance for doubtful accounts on loans and interest receivables	1,685	148
Allowance for doubtful accounts on promotion and print costs paid on behalf of film producers	0	$ 5
Minimum
Loans and interest receivables
Fixed rate of returns on loans and interest receivables (as a percent)	7.20%
Maximum
Loans and interest receivables
Fixed rate of returns on loans and interest receivables (as a percent)	20.00%